UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    DECEMBER 31, 2012

Check here if Amendment  [_] Amendment Number:
This Amendment (Check only one.):                 [_] is a restatement.
                                                  [_] adds new holdings
                                                  entries.

Institutional Investment Manager Filing this Report:

     Name:       HENDERSHOT INVESTMENTS INC
     Address:    11321 TRENTON COURT
                 BRISTOW, VA 20136


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

     Name:       CHARLES L. HENDERSHOT
     Title:      TREASURER/CO-OWNER
     Phone:      703-361-6130

     Signature, Place, and Date of Signing:
     CHARLES L.                         BRISTOW, VA              02/08/2013
     HENDERSHOT
     [Signature]                        [City, State]            [Date]

Report Type (Check only one.):

     [X] 13F Holdings Report, (Check here if all holdings of this reporting manager are reported in this report.)
     [_] 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
     [_] 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number               Name
                                        NONE

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 55

Form 13F Information Table Value Total: 115,590
                                            (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

     Form 13F File Number               Names
                                        NONE

                                                     Form 13F Information Table

          Column 1               Column 2    Column 3  Column 4      Column 5       Column 6  Column 7           Column 8
----------------------------- -------------- --------- -------- ------------------ ---------- -------- -----------------------------
                                                        Value    Shares/  Sh/ Put/ Investment  Other         Voting Authority
       Name of Issuer         Title of Class   CUSIP   (x$1000)  Prn Amt  Prn Call Discretion Managers   Sole     Shared     None
----------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- --------- ---------
3M CO                         COM                         3,083        SH             SOLE                31,896               1,310
                                             88579Y-10-1                  33,206
ACCENTURE PLC IRELAND         COM                         1,925        SH             SOLE                27,933               1,020
                                             G1151C-10-1                  28,953
ABBOTT LABS                   COM                         5,561        SH             SOLE                82,836               2,070
                                             002824-10-0                  84,906
ALTRIA GROUP INC              COM                         2,258        SH             SOLE                71,172                 670
                                             02209S-10-3                  71,842
APPLE INC                     COM                         4,037        SH             SOLE                 7,197                 388
                                             037833-10-0                  7,585
AUTOMATIC DATA PROCESSING IN  COM                           686        SH             SOLE                11,629                 420
                                             053015-10-3                  12,049
BAXTER INTL INC               COM                         3,063        SH             SOLE                45,030                 925
                                             071813-10-9                  45,955
BECTON DICKINSON & CO         COM                         2,493        SH             SOLE                30,588               1,295
                                             075887-10-9                  31,883
BERKSHIRE HATHAWAY INC DEL    CL A                          268        SH  2          SOLE                     2                   -
                                             084670-10-8
BERKSHIRE HATHAWAY INC DEL    CL B NEW                    7,942        SH             SOLE                85,927               2,615
                                             084670-70-2                  88,542
BRISTOL MYERS SQUIBB CO       COM                           889        SH             SOLE                27,045                 250
                                             110122-10-8                  27,295
BROWN FORMAN INC              CL B                          190        SH             SOLE                 2,846                 156
                                             115637-20-9                  3,002
BARD C R INC                  COM                         1,441        SH             SOLE                14,225                 515
                                             067383-10-9                  14,740
C H ROBINSON WORLDWIDE INC    COM NEW                     1,601        SH             SOLE                24,580                 745
                                             12541W-20-9                  25,325
CANADIAN NATL RY CO           COM                           241        SH             SOLE                 2,645                   -
                                             136375-10-2                  2,645
CHEVRON CORP NEW              COM                         2,795        SH             SOLE                25,547                 300
                                             166764-10-0                  25,847
CISCO SYS INC                 COM                         3,178        SH             SOLE               155,084               6,645
                                             17275R-10-2                  161,729
CLOROX CO DEL                 COM                         2,379        SH             SOLE                31,300               1,185
                                             189054-10-9                  32,485
COACH INC                     COM                           788        SH             SOLE                13,750                 445
                                             189754-10-4                  14,195
COCA COLA CO                  COM                         1,610        SH             SOLE                43,066               1,340
                                             191216-10-0                  44,406
COMPUTER SCIENCES CORP        COM                           749        SH             SOLE                18,690                   -
                                             205363-10-4                  18,690
COGNIZANT TECHNOLOGY SOLUTIO  CLA                         1,439        SH             SOLE                18,025               1,455
                                             192446-10-2                  19,480
EMERSON ELEC CO               COM                         4,558        SH             SOLE                83,567               2,505
                                             291011-10-4                  86,072
EXPRESS SCRIPTS INC           COM                         2,602        SH             SOLE                45,113               3,065
                                             302182-10-0                  48,178
EXXON MOBIL CORP              COM                         3,180        SH             SOLE                35,674               1,065
                                             30231G-10-2                  36,739
FASTENAL CO                   COM                           740        SH             SOLE                15,627                 230
                                             311900-10-4                  15,857
FLUOR CORP NEW                COM                         1,988        SH             SOLE                32,917                 920
                                             343412-10-2                  33,837
GENERAL DYNAMICS CORP         COM                         1,214        SH             SOLE                16,935                 590
                                             369550-10-8                  17,525
GENUINE PARTS CO              COM                           596        SH             SOLE                 9,186                 190
                                             372460-10-5                  9,376
GILEAD SCIENCES INC           COM                           427        SH             SOLE                 5,550                 265
                                             375558-10-3                  5,815
GOOGLE INC                    CL A                        2,902        SH             SOLE                 3,917                 185
                                             38259P-50-8                  4,102
HORMEL FOODS CORP             COM                           359        SH             SOLE                11,062                 425
                                             440452-10-0                  11,487
INTERNATIONAL BUSINESS MACHS  COM                           357        SH             SOLE                 1,844                  20
                                             459200-10-1                  1,864
INFOSYS LTD                   SPONSORED ADR                 431        SH             SOLE                 9,940                 240
                                             456788-10-8                  10,180
JOHNSON & JOHNSON             COM                         4,915        SH             SOLE                67,921               2,200
                                             478160-10-4                  70,121
KIMBERLY CLARK CORP           COM                         1,301        SH             SOLE                14,830                 585
                                             494368-10-3                  15,415
MERCK & CO INC NEW            COM                           378        SH             SOLE                 9,244                   -
                                             58933Y-10-5                  9,244
MICROSOFT CORP                COM                         3,600        SH             SOLE               130,058               4,740
                                             594918-10-4                  134,798
NEWMONT MINING CORP           COM                         2,075        SH             SOLE                44,212                 465
                                             651639-10-6                  44,677
PAYCHEX INC                   COM                         3,802        SH             SOLE               118,720               3,535
                                             704326-10-7                  122,255
PEPSICO INC                   COM                         4,202        SH             SOLE                59,718               1,695
                                             713448-10-8                  61,413
PHILIP MORRIS INTL INC        COM                         3,200        SH             SOLE                37,861                 400
                                             718172-10-9                  38,261
PRICELINE COM INC             COM NEW                     1,098        SH             SOLE                 1,686                  84
                                             741503-40-3                  1,770
PROCTER & GAMBLE CO           COM                         4,037        SH             SOLE                57,405               2,065
                                             742718-10-9                  59,470
STRYKER CORP                  COM                         1,896        SH             SOLE                33,255               1,335
                                             863667-10-1                  34,590
SYSCO CORP                    COM                         1,715        SH             SOLE                52,356               1,805
                                             871829-10-7                  54,161
PRICE T ROWE GROUP INC        COM                           909        SH             SOLE                12,765               1,190
                                             74144T-10-8                  13,955
TJX COS INC NEW               COM                           740        SH             SOLE                16,725                 700
                                             872540-10-9                  17,425
UNITED PARCEL SERVICE INC     CL B                        4,596        SH             SOLE                60,090               2,245
                                             911312-10-6                  62,335
UNITED TECHNOLOGIES CORP      COM                         2,628        SH             SOLE                30,662               1,385
                                             913017-10-9                  32,047
VSE CORP                      COM                           603        SH             SOLE                24,596                   -
                                             918284-10-0                  24,596
WAL MART STORES INC           COM                         1,964        SH             SOLE                27,816                 970
                                             931142-10-3                  28,786
WALGREEN CO                   COM                         2,097        SH             SOLE                54,382               2,290
                                             931422-10-3                  56,672
WESTERN UN CO                 COM                           827        SH             SOLE                58,898               1,875
                                             959802-10-9                  60,773
WESTWOOD HLDGS GROUP INC      COM                         1,037        SH             SOLE                24,880                 475
                                             961765-10-4                  25,355
